Business Segments	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Business Segments

10. Business Segments.

The Company operates in three reportable business segments. The Company’s operations are substantially in the Southeastern and Mid-Atlantic states.

The transportation segment hauls petroleum and other liquids and dry bulk commodities by tank trailers. The Company’s real estate operations consist of two reportable segments. The Mining royalty land segment owns real estate including construction aggregate royalty sites and parcels held for investment. The Developed property rentals segment acquires, constructs, and leases office/warehouse buildings primarily in the Baltimore/Northern Virginia/Washington area and holds real estate for future development or related to its developments.

The Company’s transportation and real estate groups operate independently and have minimal shared overhead except for corporate expenses. Corporate expenses are allocated in fixed quarterly amounts based upon budgeted and estimated proportionate cost by segment. Unallocated corporate expenses primarily include stock compensation and corporate aircraft expenses. Reclassifications to prior period amounts have been made to be comparable to the current presentation.

Operating results and certain other financial data for the Company’s business segments are as follows (in thousands):

	2011	2010	2009
Revenues:
Transportation	$ 97,801	89,637	91,420
Mining royalty land	4,261	4,510	5,067
Developed property rentals	18,044	17,191	18,066
	$120,106	111,338	114,553

Operating profit:
Transportation	$ 9,602	9,716	11,468
Mining royalty land	3,507	3,696	4,028
Developed property rentals	5,874	5,126	6,182
Corporate expenses:
Allocated to transportation	(1,574)	(1,480)	(1,617)
Allocated to mining land	(650)	(588)	(551)
Allocated to developed property	(975)	(883)	(826)
Unallocated	(1,415)	(1,084)	(2,556)
	(4,614)	(4,035)	(5,550)
	$ 14,369	14,503	16,128

Interest expense:
Mining royalty land	$ 37	39	74
Developed property rentals	3,309	3,889	3,408
	$ 3,346	3,928	3,482

Capital expenditures:
Transportation	$ 6,743	6,568	3,298
Mining royalty land	-	59	14
Developed property rentals:
Capitalized interest	1,232	952	1,707
Internal labor	603	281	495
Real estate taxes	1,212	1,157	892
Other costs (a)	8,082	1,686	7,718
	$ 17,872	10,703	14,124
(a) Net of 1031 exchange of $4,941 for fiscal 2011.

Depreciation, depletion and
amortization:
Transportation	$ 6,269	6,143	6,670
Mining royalty land	111	103	134
Developed property rentals	5,222	5,053	5,081
Other	608	208	1,558
	$ 12,210	11,507	13,443

Identifiable net assets at September 30:
	2011	2010	2009
Transportation	$ 39,001	43,100	43,229
Discontinued Transportation Operations	114	542	1,519
Mining royalty land	28,295	28,651	28,088
Developed property rentals	175,618	164,601	164,373
Cash items	21,026	17,151	15,803
Unallocated corporate assets	2,336	3,667	3,842
	266,390	257,712	256,854